Loans, financing, debentures and finance leases	12 Months Ended
Jun. 30, 2018
Loans Financing Debentures And Finance Leases
Loans, financing, debentures and finance leases
15.	Loans, financing, debentures and finance leases

	Bank	Final Maturity	Annual interest rates and charges -%	Guarantee	2018	2017
Current
Financing for agricultural costs	ABC and Itaú	September/18	Fixed rate 7.22% to 9%	—	31,847	10,703
Financing for agricultural costs (USD)	Itaú	November/18	Fixed rate 7.22%	—	11,486	—
Bahia Project Financing (a)	BNB and HSBC	June/19	Fixed rate 4% to 9%	Jatobá and Chaparral Farms	3,131	15,236
Working Capital Financing	Rabobank	May/18	1.40% to 2.30% + 100% of CDI	—	—	15,782
Working Capital Financing (USD) (a)	Itaú	August/17	3.49%	—	—	5,031
Financing of Machinery and Equipment - FINAME	Rabobank and Itaú	June/19	TJLP + 3.73% Fixed rate 9% to 11%	Machinery and Equipment	630	1
Financing of sugarcane	Itaú, Rabobank, Banco do Brasil and Santander	June/19	TJLP + 2.70 Fixed rate 9% to 10%	Morro Vermelho and Chaparral Farms	21,318	8,248
Finance lease sugarcane crop (Note 26.c)	Partnership III	November/18	6.62%		1,676	1,619
					70,088	56,620

Noncurrent
Financing Bahia Project (a)	BNB and HSBC	August/23	Fixed rate 4% to 9%	Jatobá and Chaparral Farms	27,146	30,862
Financing of Machinery and Equipment - FINAME	Rabobank and Itaú	June/24	TJLP + 3.73% Fixed rate 9% to 11%	Machinery and Equipment	5,411	1,208
Financing of sugarcane	Itaú, Rabobank, Banco do Brasil and Santander	December/23	TJLP + 2.70 Fixed rate 9% to 10%	Morro Vermelho and Chaparral Farms	13,194	1,025
Debentures	Insurance company	July/23	106.5% and 110% of CDI	Chaparral Farm	141,642	—
Finance lease sugarcane crop (Note 26.c)	Partnership III	November/18	6.62%	—	—	1,665
Finance lease sugarcane crop (Notes 1.1 and 26.d)	Partnership IV	January/32	R$/Kg 0.6462	—	18,539	20,795
					205,932	55,555
					276,020	112,175

Keys:

TJLP – Long Term Interest Rate

 FINAME – Financing of Machinery and Equipment (BNDES)

 BNDES – Brazilian Development Bank

 BNB – Banco do Nordeste

Changes in loans and financing during the year ended June 30, 2018 are as follows:

	June 30, 2016	Contracting	Payment of principal	Payment of Interest	Appropriation of interest	Foreign exchange difference	Present value adjustment	June 30, 2017
Finance for agricultural cost	35,087	10,000	(34,826)	(2,085)	2,527	—	—	10,703
Bahia Project(a) Financing	57,099	1,607	(13,131)	(3,954)	4,477	—	—	46,098
Working Capital Financing	—	15,000	—	(106)	888	—	—	15,782
Working Capital (USD) Financing	—	4,661	—	—	94	276	—	5,031
Financing of Machinery and Equipment – FINAME	114	1,201	(109)	(5)	8	—	—	1,209
Sugarcane Financing	1,772	7,000	(242)	(177)	920	—	—	9,273
Finance Lease - Sugarcane Crop - Partnership III	5,773	—	—	—	—	—	(2,489)	3,284
Finance lease sugarcane crop	—	29,049	—	—	—	—	(8,254)	20,795
	99,845	68,518	(48,308)	(6,327)	8,914	276	(10,743)	112,175

	June 30, 2017	Contracting	Payment of principal	Payment of Interest	Appropriation of interest	Foreign exchange difference	Present value adjustment	June 30, 2018
Finance for agricultural cost	10,703	62,734	(34,062)	(1,447)	4,003	1,402	—	43,333
Bahia Project Financing (a)	46,098	13,904	(27,622)	(4,706)	2,603	—	—	30,277
Working Capital Financing	15,782	16,250	(31,523)	(1,893)	1,384	—	—	—
Working Capital (USD) Financing	5,031	—	(4,703)	(83)	18	(263)	—	—
Financing of Machinery and Equipment – FINAME	1,209	4,700	—	(404)	461	75	—	6,041
Sugarcane Financing	9,273	32,557	(7,498)	(1,814)	1,994	—	—	34,512
Debentures	—	140,165	—	—	1,477	—	—	141,642
Finance Lease - Sugarcane Crop - Partnership III	3,284	—	—	—	—	—	(1,608)	1,676
Finance lease sugarcane crop	20,795	—	—	—	—	—	(2,256)	18,539
	112,175	270,310	(105,408)	(10,347)	11,940	1,214	(3,864)	276,020

(a)	Financing to raise funds for opening of areas and improvements in Jatobá and Chaparral farms.

a)	Loans and Financing

Covenants

All loans and financing contracts above are in Reais and have specific terms and conditions defined in the respective contracts with governmental economic and development agencies that directly or indirectly grant those loans. At June 30, 2018 and 2017, the Company’s financing had no financial covenants, but rather only operating clauses, on which the Company is not in default.

b)	Debentures

On May 25, 2018, one hundred forty-two thousand, two hundred (142,200) non-convertible debentures were subscribed to and paid in, with security interest, in the total of R$142,200 (R$85,200 for the first series and R$57,000 for the second series).

The maturity date of the first-series debentures is August 1, 2022 (“maturity date of the first series”) and their unit face value will be paid in three (3) annual installments, the first on July 30, 2020 and the final on the maturity date of the first series. Compensatory interest corresponding to one hundred six point fifty percent (106,50%) of the DI rate will be accrued on the unit face value of first-series debentures, which will be paid on July 30 of each year or on the maturity date of the first series. The maturity date of the second-series debentures is July 31, 2023 (“maturity date of the second series”) and their unit face value will be paid in four (4) annual installments, the first on July 30, 2020 and the final on the maturity date of the second series. Compensatory interest corresponding to one hundred ten percent (110.00%) of the CDI (Interbank Deposit Certificate) rate will be accrued on the unit face value of second-series debentures, which will be paid on July 30 of each year or on the maturity date of the second series.

The costs directly related to the issue of debentures totaled R$2,035 and will be amortized during the term of the agreement.

The Debentures were linked to a securitization transaction, serving as guarantee for the issue of Certificates of Agribusiness Receivables (“CRA”) pursuant to Law 11,076/2004 and CVM Instruction 414/2004, which were the object of a public distribution offer with restricted efforts, under CVM Instruction 476/2009 (“Restricted Offer”).

The Debentures are backed by security interest in the form of fiduciary sale of properties owned by the Company and registered under no. 6,254, 6,267 and 6,405, all of them at the Property Records Office of Correntina in the state of Bahia.

Covenants

The debentures have covenants related to the maintenance of certain financial indicators, based on the ratio of net debt to fair value of investiment properties. Failure by the Company to attain these indicators during the term of the debentures may entail advance maturity of the debt.

On June 30, 2018, the Company is in compliance with the covenants described above.